Subsequent Events (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Aug. 30, 2024	Dec. 31, 2022
Subsequent Events [Line Items]
Ordinary shares	2,439,727		2,052,078
Outstanding ordinary share	2,439,727		2,052,078
Divided par value (in Dollars per share)	$ 0.0001
Ordinary shares of par value (in Dollars per share)	$ 0.0001
Preferred shares	10,417		10,417
Preferred shares of par value (in Dollars per share)	$ 0.0001
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares	1,000,000,000
Issued a maximum number of divided	1,028,295,182
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred shares	5,000,000
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred shares	21,794,872
Preferred shares of par value (in Dollars per share)	$ 0.0001
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred shares	1,500,310
Preferred shares of par value (in Dollars per share)	$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares		1
Outstanding ordinary share		1